UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06674

Exact name of registrant as specified in charter:	The Greater China Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2008

Date of reporting period:	3/31/2008

Item 1.	Schedule of Investments

The Greater China Fund, Inc.

Schedule of Investments

March 31, 2008

(Unaudited)

Shares	Description	Value
	EQUITIES - 95.4%
	CHINA - 58.0%
	Commodities - 4.3%
660,000	Anhui Conch Cement Co. Ltd. “H” (2)	$4,532,658
2,994,300	Bengang Steel Plates Co. Ltd. “B”	2,720,045
8,642,000	Shougang Concord International Enterprises Co. Ltd.	2,032,014
6,442,000	Zijin Mining Group Co. Ltd. “H” (2)	6,158,217

		15,442,934

	Consumption - 8.0%
6,796,000	Anta Sports Products Ltd. (1)	7,230,112
2,126,000	Hengan International Group Co. Ltd.	7,293,498
392,000	Parkson Retail Group Ltd.	3,304,085
3,907,000	Ports Design Ltd.	11,044,026

		28,871,721

	Energy - 9.6%
4,314,000	China Oilfield Services Ltd. “H” (1)	7,072,813
6,908,000	China Petroleum & Chemical Corp. “H”	5,911,367
2,748,000	China Shenhua Energy Co. Ltd. “H”	10,980,913
5,347,000	CNOOC Ltd.	7,900,769
3,000	GCL Poly Energy Holdings Ltd. (2)	601
2,284,000	Hidili Industry International Development Ltd.	3,016,828

		34,883,291

	Financials - 10.9%
10,407,000	China Construction Bank “H”	7,768,963
982,000	China Everbright Ltd. (1)	1,912,811
1,032,000	China Life Insurance Co. Ltd. “H”	3,547,030
1,967,500	China Merchants Bank Co. Ltd. “H” (1)	6,812,944
19,975,000	Industrial & Commercial Bank of China Ltd. “H”	13,910,650
770,000	Ping An Insurance (Group) Co. of China Ltd. “H”	5,456,292

		39,408,690

	Machinery & Engineering - 5.0%
4,313,274	China Communications Construction Co. Ltd. “H”	9,532,281
3,759,000	China Railway Group Ltd. “H” (1) (2)	3,646,537
7,554,000	Yangzijiang Shipbuilding Holdings Ltd.	5,152,385

		18,331,203

	Miscellaneous - 0.6%
42,000	Nine Dragons Paper Holdings Ltd.	34,160
30,728,000	Sunlink International Holdings Ltd. (2) (3)	2,329,419

		2,363,579

	Railway - 0.5%
1,242,000	China Railway Construction Corp. “H” (2)	1,707,524

	Real Estate - 5.7%
7,298,500	China Overseas Land & Investment Ltd. (1)	13,466,334
628,000	Guangzhou R&F Properties Co. Ltd. “H”	1,666,253
5,719,000	Sino-Ocean Land Holdings Ltd. “H” (1)	5,621,379

		20,753,966

	Telecommunication - 9.1%
3,352,000	China Communications Services Corp. Ltd. “H”	2,261,125
1,721,000	China Mobile (Hong Kong) Ltd.	25,606,532
8,258,000	China Telecom Corp. Ltd. “H” (2)	5,177,928

		33,045,585

	Transportation - 4.3%
6,000,000	Air China Ltd. “H”	5,064,983
1,540,500	China COSCO Holdings Co. Ltd. “H”	3,737,017
388,000	China Merchants Holdings Intenational Co. Ltd.	1,842,076
1,016,000	China Shipping Development Co. Ltd. “H”	3,191,787
2,380,000	Zhuzhou Times Electric Co. Ltd. “H” (1)	1,868,442

		15,704,305

	Total China	210,512,798

The Greater China Fund, Inc. Schedule of Investments March 31, 2008 (Unaudited)
Shares	Description	Value
	HONG KONG - 23.7%
	Consumption - 3.8%
429,200	Esprit Holdings Ltd.	$5,150,720
818,000	Li & Fung Ltd.	3,032,218
2,722,500	Lifestyle International Holdings Ltd.	5,785,818

		13,968,756

	Financials - 5.2%
3,145,500	BOC Hong Kong Holdings Ltd.	7,573,918

350,600	Hang Seng Bank Ltd.	6,347,230
285,000	Hong Kong Exchanges & Clearing Ltd.	4,892,295

		18,813,443

	Miscellaneous - 0.6%
1,380,000	Lee & Man Paper Manufacturing Ltd. (1)	2,209,319

	Real Estate - 5.8%
928,000	Henderson Land Development Co. Ltd.	6,593,780
932,000	Hong Kong Land Holdings Ltd.	3,849,160
335,500	Swire Pacific Ltd.	3,784,847
1,448,000	Wharf Holdings Ltd.	6,818,736

		21,046,523

	Technology - 1.9%
505,700	ASM Pacific Technology Ltd. (1)	3,648,414
17,760,000	Scud Group Ltd. (3)	3,171,897

		6,820,311

	Telecommunication - 0.5%
1,146,000	Hutchison Telecommunications International Ltd. (2)	1,634,440

	Transportation - 2.8%
2,990,000	MTR Corp. Ltd.	10,257,553

	Utilities - 3.1%
746,500	CLP Holdings Ltd.	6,143,421
295,500	Hong Kong Electric Holdings Ltd.	1,866,132
1,122,000	Hong Kong and China Gas Co. Ltd.	3,373,417

		11,382,970

	Total Hong Kong	86,133,315

	TAIWAN - 11.2%
	Commodities - 3.3%
1,211,000	Asia Cement Corp.	2,164,529
4,384,000	Far Eastern Textile Ltd.	7,388,561
1,331,000	Taiwan Cement Corp.	2,580,553

		12,133,643

	Financials - 2.8%
811,000	Cathay Financial Holding Co. Ltd.	2,068,912
3,254,000	First Financial Holding Co. Ltd.	3,411,508
4,973,000	Yuanta Financial Holding Co. Ltd. (2)	4,665,334

		10,145,754

	Technology - 3.0%
228,000	Firich Enterprises Co. Ltd.	2,341,579
660,000	Hon Hai Precision Industry Co. Ltd.	3,780,181
413,000	Innolux Display Corp.	1,086,216
1,426,000	Synnex Technology International Corp.	3,877,207

		11,085,183

	Telecommunication - 1.2%
1,599,000	Chunghwa Telecom Co. Ltd.	4,205,471

	Transportation - 0.9%
5,474,000	China Airlines	3,180,306

	Total Taiwan	40,750,357

Number of Warrants
	WARRANTS (2) - 2.5%
	CHINA - 2.5%
	Commodities - 0.8%
255,735	Zhongjin Gold, expires 02/15/12	2,886,506

	Financials - 0.6%
418,003	Shanghai Pudong, expires 11/01/10	2,110,284

	Real Estate - 0.1%
983,540	China Overseas Land & Investment Ltd., expires 08/27/08	366,481

	Transportation - 1.0%
1,509,244	Daqin Railway, expires 12/10/09	3,723,305

	Total Warrants	9,086,576

	Total Equities (cost $323,759,242)	346,483,046

The Greater China Fund, Inc. Schedule of Investments March 31, 2008 (Unaudited)
Shares	Description	Value
	CONVERTIBLE BOND - 1.1%
	Consumption - 1.1%
31,200,000	China Retail Concepts, 8.40%, due 02/28/09 (cost $3,995,620) (3)	$4,008,814

	Total Long-Term Investments (cost $327,754,862)	350,491,860

	SHORT-TERM INVESTMENT - 2.5%
	Money Market Fund (4) - 2.5%
9,067,319	Morgan Stanley USD Liquid Cash Reserve, 3.35% (cost $9,067,319)	9,067,319

	INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED - 5.0%
	Money Market Fund (4) - 5.0%
1,993,777	DWS Money Market Fund, 3.16%	1,993,777
6	UBS Enhanced Yield Portfolio, 3.09%	6
15,914,171	UBS Private Money Market Fund LLC, 3.17%	15,914,171

	Total Money Market Funds (cost $17,907,954)	17,907,954

	Total Investments (cost $354,730,135) - 104.0%	377,467,133
	Liabilities, in excess of cash and other assets - (4.0%)	(14,541,898)

	Net Assets - 100.0%	$ 362,925,235

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes was $357,077,528 and net unrealized appreciation consisted of:

Gross unrealized appreciation	$56,510,482
Gross unrealized depreciation	(36,120,877)

Net unrealized appreciation	$20,389,605

The difference between book and tax basis was attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$373,458,319	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	4,008,814	—

Total	$377,467,133	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	$4,001,334
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	7,480
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 3/31/08	$4,008,814

(1)	All or a portion of the security is on loan. The aggregate market value of such securities is $16,847,622; cash collateral of $17,907,954 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(2)	Non-income producing security.
(3)	Securities are illiquid. This securities amounted to $9,510,130 or 2.6% of net assets.
(4)	Rates shown reflect yield at March 31, 2008.

Industry Diversification (Unaudited)

As of March 31, 2008

Percentage of Net Assets
EQUITIES

Commodities	8.4%
Consumption	11.8
Energy	9.6
Financials	19.5
Machinery & Engineering	5.0
Miscellaneous	1.2
Railway	0.5
Real Estate	11.6
Technology	4.9
Telecommunication	10.8
Transportation	9.0
Utilities	3.1

TOTAL EQUITIES	95.4%
Convertible Bond	1.1
Short-Term Investment	2.5
Investment of Cash Collateral from Securities Loaned	5.0

TOTAL INVESTMENTS	104.0%
Liabilities, in excess of cash and other assets	(4.0)

NET ASSETS	100.0%

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities which are listed on U.S. and foreign stock exchanges normally are valued at last sale price on the day the securities are valued or, lacking any sales on such day, at last available bid price. Securities may be fair valued based on significant events that have occured subsequent to the close of the foreign markets and may use a systematic fair valuation model provided by an independent third party to value securities in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at “fair value”, that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Baring Asset Management (Asia) Limited, the investment manager of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of directors (the “Board”). All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time of such valuation. Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange (“NYSE”). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Greater China Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Corris
Brian Corris
President and Principal Executive Officer

Date May 22, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 22, 2008

*	Print the name and title of each signing officer under his or her signature.